JOINT VENTURES - Changes in joint ventures investments and affiliates (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
JOINT VENTURES
As of the beginning of the year		$ 31,306,503	$ 17,059,757	$ 30,580,943	$ (1,188,483)
Adjustment of opening net book amount for the application of IAS 29			8,328,794
Monetary contributions			129,340
Non-monetary contributions		1,150,259	94,355	679,510
Parent company investment		82,872	294,041	121,479	162,012
Loss of control of Indrasa Biotecnolog?a S.A.			10,591
Acquisition of control of Semya S.A.			(3,684,585)
Revaluation of property, plant and equipment	[1]	189,025	94,009	1,679,818
Foreign currency translation		(1,498,641)	11,337	(13,865,192)	(277,603)
Share of profit or loss		(649,075)	1,012,486	(2,136,801)	(707,042)
As of the end of the year		30,580,943	23,350,125	17,059,757	31,306,503
Synertech Industrias S.A.
JOINT VENTURES
Business combinations					29,000,000
Share of profit or loss		(596,854)	1,034,818	(1,474,438)	(155,316)
Semya S.A.
JOINT VENTURES
Business combinations					4,317,619
Share of profit or loss		$ (14,140)	$ (22,895)	$ (55,872)	$ (6,120)

[1]	The tax effect of the revalution of property, plant and equipment of JV and associates was $31,336, $559,939, $66,158 and nil for the years ended June 30, 2019 and 2018, the six-month transition period ended June 30,2017 and the year ended December 31, 2016 respectively.